Other (Expense) Income, Net	12 Months Ended
Mar. 31, 2019
Analysis Of Income And Expense [Abstract]
Other (Expense) Income, Net
23.	OTHER (EXPENSE) INCOME, NET

		March 31,	March 31,
	Notes	2019	2018

Fair value changes on financial assets classified as FVTPL	12	$91,736	$78,172
Gain on acquisition of consolidated entity	27(a)(iii)	62,682	-
Gain on disposal of consolidated entity	27(d)	-	8,820
Interest income		49,312	1,350
Gain on exchange of TerrAscend shares	11(iii)	8,678	-
Interest expense		(2,035)	(784)
Foreign currency loss		(5,572)	(2,440)
Convertible debt issuance costs	16(i)	(16,380)	-
Fair value changes on Put Liabilities	17	(17,850)	(21,000)
Settlement loss	17	(28,611)	-
Fair value changes on financial liabilities designated as FVTPL	16	(203,095)	-
Impairment of product rights	14	-	(28,000)
Other (expense) income, net		(8,850)	(4,905)

Total other (expense) income, net		$(69,985)	$31,213